INCOME TAXES (Details 1)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Taxes Details 1Abstract
Federal statutory income tax rate	31.00%	34.00%
Change in valuation allowance on net operating loss carry-forwards	(31.00%)	(34.00%)
Effective income tax rate	0.00%	0.00%